PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
Schedule of property plant and equipment
	Sep 30, 2020	Dec 31, 2019
Computers – 3 year estimated useful life	$96,669	$96,669
Less – Accumulated Depreciation	(91,889)	(67,787)
Property and Equipment, net	$4,780	$28,882

	December 31, 2019	December 31, 2018
Computers – 3 year estimated useful life	$96,669	$86,684
Less – Accumulated Depreciation	(67,787)	(36,119)
Property and Equipment, net	$28,882	$50,565